Income Tax (Details) - Schedule of Financial Statement - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of Financial Statement [Abstract]
Opening balance	$ 3,305,308	$ 2,313,098
Acquired in business combination (Refer Note 23)	121,319
Current income tax accrual	387,407	1,117,861
Adjustment on account of modification	(3,399,850)
Exchange rate difference	(15,010)	(103,837)
Taxes paid/adjustments
Reversed on deconsolidation of a subsidiary		(21,814)
Closing balance of current income taxes payables	$ 399,174	$ 3,305,308